Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment expenses
	For the six months ended June 30,
	2025	2026	2026
	S$’000	S$’000	US$’000

Share-based compensation	1,542	11,392	8,803

Schedule of share-based compensation

The share-based compensation for each period relates to the following awards:

				Expense for the six months ended June 30,
Recipient and award	Number of shares	Grant date	Fair value per share	2025	2026	2026
			US$	S$’000	S$’000	US$’000
CEO – Class B shares to recognize his significant contribution to the Company’s business operations for the financial year 2024	3,000,000	Mar 13, 2025	0.39	1,542	-	-
CEO – restricted stock units, settled in March 2026	618,750	Mar 6, 2024	4.50	-	3,561	2,752
CFO* – restricted stock units, settled in March 2026	310,500	Mar 6, 2024	4.50	-	1,787	1,381
Consultants# – Class A shares	150,000	Mar 16, 2026	0.70	-	135	104
Consultants# – Class A shares	605,000	Apr 7, 2026	1.04	-	805	622
CEO – performance-based award: milestones achieved in April 2026	10,500,000	Oct 2, 2025	0.38	-	5,104	3,944
Total				1,542	11,392	8,803

*	Chief Financial Officer as of June 30, 2026, resigned with effect from July 3, 2026.
#	150,000 shares issued on March 16, 2026 for consulting services, and 605,000 shares issued on April 7, 2026 for services in relation to strategizing with the Company on its positioning and road map for capital raising, and assisting in dealing with investor relations matters.